Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2014
Prospectus

The following information replaces similar information for VIP Consumer Discretionary Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Peter Dixon (portfolio manager) has managed the fund since July 2014.

The following information replaces the biographical information for Gordon Scott found in the "Fund Management" section on page 40.

Peter Dixon is portfolio manager of VIP Consumer Discretionary Portfolio, which he has managed since July 2014. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dixon has worked as a research analyst and portfolio manager.

VIPFCI-14-02  July 18, 2014
1.765122.145

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
April 30, 2014
Prospectus

The following information replaces similar information for VIP Consumer Discretionary Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Peter Dixon (portfolio manager) has managed the fund since July 2014.

The following information replaces the biographical information for Gordon Scott found in the "Fund Management" section on page 40.

Peter Dixon is portfolio manager of VIP Consumer Discretionary Portfolio, which he has managed since July 2014. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dixon has worked as a research analyst and portfolio manager.

VIPINVF-14-02  July 18, 2014
1.824639.124